Label	Element	Value
Dreyfus Government Cash Management
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000740766_SupplementTextBlock

December 13, 2013

Dreyfus Government Cash Management Funds

- Dreyfus Government Cash Management

Supplement to Prospectuses

dated June 1, 2013

The following changes will take effect as of January 13, 2014

Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Government Cash Management
Strategy [Heading]	rr_StrategyHeading	The following replaces the second sentence in "Fund Summary - Dreyfus Government Cash Management - Principal Investment Strategy":
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest, and repurchase agreements (including tri-party repurchase agreements).